Share-based payment plans - Narrative (Details)	1 Months Ended		6 Months Ended
	Jun. 30, 2021 warrant $ / shares shares	Jun. 30, 2020	Jun. 30, 2021 USD ($) shares $ / shares shares	Jun. 30, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense recognized for employee and other services received | $			$ 2,252,000	$ 1,292,000
Stock options, restricted shares and warrants canceled (in shares)			375,731
Stock options exercised (in shares)			59,908
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Increase (decrease) in number of shares outstanding (in shares)			59,908
Issuance of ordinary shares (in shares) | $			$ 1,450
Share premium
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issuance of ordinary shares (in shares) | $			$ 94,612
Restricted share awards (RSA)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)			329,280
Award vesting period			4 years
Restricted share awards (RSA) | One-year anniversary
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			1 year
Award vesting percentage			25.00%
Restricted share awards (RSA) | One-year anniversary alternative
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period			2 years
Award vesting percentage			50.00%
Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period		1 year
Number of other equity instruments granted in share-based payment arrangement (in shares) | warrant	980,000
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in dollars per share) | $ / shares	$ 1.49		$ 1.49
Weighted average exercise price of other equity instruments exercisable in share-based payment arrangement (in dollars per ADS) | $ / shares	$ 5.96		$ 5.96
Warrants | Consultants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options and other equity instruments outstanding in share-based payment arrangement (in shares)	96,000		96,000
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested (in shares)			981,304